Income Taxes - Summary of Allocation of Federal and State Income Taxes Between Current and Deferred Portions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax provision:
Federal									$ 8,875	$ 7,269	$ 4,805
State									2,420	1,842	1,185
Total current provision									11,295	9,111	5,990
Deferred tax (benefit) provision:
Federal									(2,514)	(2,246)	500
State									(710)	(535)	111
Total deferred (benefit) provision									(3,224)	(2,781)	611
Total tax provision	$ 2,232	$ 3,272	$ 1,200	$ 1,367	$ 1,079	$ 1,554	$ 2,639	$ 1,058	$ 8,071	$ 6,330	$ 6,601